Note 23 - Commitments and Contingencies (Details) - Future Minimum Payments Under Non-Cancelable Operating Leases and Data Purchase Agreements (Non-Cancelable Operating Leases and Data Purchase Agreements [Member], USD $)
Dec. 31, 2014
Non-Cancelable Operating Leases and Data Purchase Agreements [Member]
Note 23 - Commitments and Contingencies (Details) - Future Minimum Payments Under Non-Cancelable Operating Leases and Data Purchase Agreements [Line Items]
2015	$ 6,490,055
2016	1,724,215
2017	154,104
Total	$ 8,368,374